Reorganization Under Chapter 11	12 Months Ended
Dec. 31, 2011
REORGANIZATION UNDER CHAPTER 11 [Abstract]
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]
REORGANIZATION UNDER CHAPTER 11

On December 17, 2009, the Company successfully emerged from bankruptcy as a reorganized company after voluntarily filing for bankruptcy on October 21, 2009 with the United States Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"), pursuant to prepackaged plans of reorganization (the “Reorganization”). The purpose of the Reorganization was to reorganize the Company's capital structure while allowing it to continue to operate its business. The Reorganization was necessary because it was determined that the Company would be unable to operate its business and meet its debt obligations under its pre-Reorganization capital structure.

As a result of the Reorganization, approximately $1.3 billion of debt was eliminated. On December 29, 2009, the Bankruptcy Court closed the bankruptcy cases for Nortek’s subsidiaries and on March 31, 2010, closed the bankruptcy case for Nortek. On December 17, 2009 (the “Effective Date”), the Company emerged from bankruptcy as a reorganized company with a new capital structure as follows:

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New 11% Senior Secured Notes due 2013. On the Effective Date, the Company issued a total principal amount of $753.3 million in 11% Senior Secured Notes due 2013 (the “11% Notes”) to the former holders of the Predecessor's 10% Senior Secured Notes due 2013 (the “Predecessor 10% Notes”). As discussed in Note 8, “Notes, Mortgage Notes and Obligations Payable”, during 2011, the Company redeemed the 11% Notes with the net proceeds from the 8.5% Senior Notes due 2021 and a new senior secured term loan.

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New ABL Facility. On the Effective Date, the Company executed a $250.0 million asset-based revolving credit facility, which terminates in 2015, with a group of lenders. In March 2010, the asset-based revolving credit facility was increased to $300.0 million (the “ABL Facility”). See Note 8, “Notes, Mortgage Notes and Obligations Payable”.

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Common Stock and Warrants. On the Effective Date, the Company issued 15,000,000 shares of common stock, par value $0.01 per share ("New Common Stock") and issued warrants that may be exercised for a period of five years to purchase 789,474 shares of common stock at an exercise price of $52.80 per share to the former holders of the Predecessor's 10% Notes, 8 1/2% Senior Subordinated Notes due 2014 (the “8 1/2% Notes”) and 9 7/8% Senior Subordinated Notes due 2011 (the “9 7/8% Notes”), and to the former holders of NTK Holdings, Inc.'s 10 3/4% Senior Discount Notes due 2014 and certain unsecured senior loans issued by NTK Holdings, including certain of our directors and executive officers.

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Restricted Stock. On the Effective Date, the Company granted 710,731 shares of restricted common stock to certain of the Company's executive officers. These shares are eligible to vest in annual installments based upon the achievement of specified levels of adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”), as defined in the applicable award agreement, for each of our 2010, 2011, 2012 and 2013 fiscal years. See Note 9, “Share-Based Compensation”.

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Options to Purchase Common Stock. On the Effective Date, the Company granted options to purchase 710,731 shares of common stock each at an exercise price of $17.50 per share. These stock options were issued to certain of the Company's executive officers and directors and vest at the rate of 20% on each anniversary of the grant date, beginning with the first anniversary of the grant date, with 100% vesting upon the fifth anniversary of the grant date, and, unless terminated earlier, expire on the tenth anniversary of the grant date. See Note 9, “Share-Based Compensation”.

Cancellation of Certain Pre-Petition Obligations

Under the Prepackaged Plans, the Company’s pre-petition equity and certain of its debt and other obligations were cancelled and extinguished, as follows:

•	The Predecessor’s common stock was extinguished, and no distributions were made to the Predecessor’s former shareholders;

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The Predecessor’s 10% Notes, 8 1/2% Notes and 9 7/8% Notes were cancelled, and the indentures governing such debt securities were terminated (other than for purposes of allowing holders of each of the notes to receive distributions under the Prepackaged Plans and allowing the trustees to exercise certain rights);

•	The Predecessor’s pre-petition five-year $350.0 million senior secured asset-based revolving credit facility (the “Predecessor ABL Facility”) was paid in full and terminated; and

•	The Predecessor’s net intercompany accounts with its former parent entities were cancelled.

For further information regarding the resolution of the Company’s pre-petition liabilities in accordance with the Prepackaged Plans, see Note 3, “Fresh-Start Accounting — Liabilities Subject to Compromise”.